Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Loan commitments	$ 112,292	$ 138,185
Letters of credit outstanding	$ 4,432	$ 4,565